Summary of Significant Accounting Policies (Details)	12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Estimated life	10 years			10 years
Impairment charge
Sales reserve returns
Unearned franchise fee amount	194,753	325,924
Advertising costs	24,124	1,392
Research and development expenses	$ 238,184	36,714	$ 30,881
Tax rate	3.00%
Exempt tax monthly sales (in Yuan Renminbi) | ¥				¥ 100,000
Percentage of annual appropriations registered capital	10.00%
Percentage of aggregated appropriations registered capital	50.00%
Commitments or contingencies
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief operating decision maker
Number of business segments	2
Description of CODM	The CODM evaluates segment performance and makes resource allocation decisions by regularly reviewing segment net income (loss), which is also reported as consolidated net income (loss) in the consolidated statements of operations and comprehensive income (loss). Segment assets are measured and reported as total consolidated assets on the consolidated balance sheets.
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of annual appropriations registered capital	10.00%
Percentage of aggregated appropriations registered capital	50.00%